EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Communications - 14.5%
Digital Media - 4.6%
Meta Platforms, Inc. - Class A	1,610	$ 1,189,307

Entertainment - 9.9%
Netflix, Inc. (a)	1,035	1,250,539
Roblox Corporation - Class A (a)	10,200	1,270,818
		2,521,357
Consumer Discretionary - 21.8%
E-Commerce - 21.8%
Amazon.com, Inc. (a)	10,225	2,341,525
MercadoLibre, Inc. (a)	465	1,149,903
Sea Ltd. - ADR (a)	5,585	1,041,826
Shopify, Inc. - Class A (a)	7,245	1,023,573
		5,556,827
Financials - 7.0%
Financial Services - 7.0%
Affirm Holdings, Inc. - Class A (a)	10,145	897,427
Tradeweb Markets, Inc. - Class A	2,825	348,492
Visa, Inc. - Class A	1,498	526,966
		1,772,885
Health Care - 11.0%
Biotechnology - 3.6%
argenx SE - ADR (a)	641	456,520
Krystal Biotech, Inc. (a)	3,090	456,393
		912,913
Medical Technology - 4.5%
Intuitive Surgical, Inc. (a)	829	392,361
PROCEPT BioRobotics Corporation (a)	18,851	757,245
		1,149,606
Pharmaceuticals - 2.9%
Ascendis Pharma A/S - ADR (a)	3,858	749,494
Industrials - 8.5%
Defense IT & Services - 5.6%
Axon Enterprise, Inc. (a)	802	599,326

EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Industrials - 8.5% (Continued)
Defense IT & Services - 5.6% (Continued)
CACI International, Inc. - Class A (a)	1,730	$ 829,916
		1,429,242
Mobility & Delivery Services - 2.9%
Uber Technologies, Inc. (a)	7,893	739,969
Technology - 34.9%
Application Software - 16.6%
Atlassian Corporation - Class A (a)	4,750	844,455
HubSpot, Inc. (a)	1,471	710,743
ServiceNow, Inc. (a)	1,472	1,350,501
Synopsys, Inc. (a)	2,215	1,336,797
		4,242,496
Infrastructure Software - 9.5%
Microsoft Corporation	4,790	2,427,045
IT Security - 8.8%
CyberArk Software Ltd. (a)	2,105	954,112
Rubrik, Inc. - Class A (a)	8,585	767,499
Zscaler, Inc. (a)	1,835	508,387
		2,229,998

Total Common Stocks (Cost $15,355,352)		$ 24,921,139

EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS - 2.2%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.20% (b) (Cost $571,762)	571,762	$ 571,762

Investments at Value - 99.9% (Cost $15,927,114)		$ 25,492,901

Other Assets in Excess of Liabilities - 0.1%		25,912

Net Assets - 100.0%		$ 25,518,813

A/S	- Aktieselskab
ADR	- American Depositary Receipt
SE	- Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2025.